LONG TERM RECEIVABLES AND OTHER DEPOSITS (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Long-term Investments and Receivables, Net [Abstract]
Costs and estimated earnings in excess of billings on uncompleted contracts (see Note 3)	$ 708
Restricted deposits		64
Leasing deposits	34	55
Long-term receivables and deposits, Total	$ 742	$ 119